Short-Term Borrowings (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Borrowings, Banks USD ($)	Mar. 31, 2012 Borrowings, Banks JPY (¥)	Mar. 31, 2011 Borrowings, Banks JPY (¥)	Mar. 31, 2012 Commercial Paper USD ($)	Mar. 31, 2012 Commercial Paper JPY (¥)	Mar. 31, 2011 Commercial Paper JPY (¥)
Short-term debt, weighted average interest rate				0.90%	0.90%	0.80%	0.10%	0.10%	0.30%
Short-term borrowings	$ 1,356,976	¥ 111,272,000	¥ 39,095,000	$ 410,574	¥ 33,667,000	¥ 24,128,000	$ 946,402	¥ 77,605,000	¥ 14,967,000